Investment in Cauchari-Olaroz Project - Schedule of Investment in Cauchari-Olaroz Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of loss/(income) of Cauchari-Olaroz project	$ (1,359)	$ (342)
Common shares, Ending balance	17,276	13,033
Remeasurement due to extinguishment of loans	(34,637)
Loans, beginning balance	70,856	131,394
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Contribution to Investment in Cauchari-Olaroz project	3,138	31,772
Share of loss/(income) of Cauchari-Olaroz project		25,731
Elimination of unrealized gain on intercompany transactions	(26,259)	(22,104)
Share of decrease in Minera Exar net assets as a result of the JEMSE Transaction		(10,512)
Common shares, Ending balance	41,507	$ 156,281
Minera Exar S.A. | Cauchari-Olaroz | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of loss/(income) of Cauchari-Olaroz project	$ (57,016)